INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of investments

	At December 31,
	2022	2021
Time deposits and other investments:
Time deposits and other (1)	$846	$—
Marketable equity securities	34	82
	$880	$82

Non-current:
Marketable and other equity securities (2)(3)	$226	$307

Equity method investments:
Pueblo Viejo Mine (40.0%)	$1,435	$1,320
NuevaUnión Project (50.0%)	956	950
Norte Abierto Project (50.0%)	518	505
Maverix Metals Inc. (28.5%) (4)	143	160
Other	—	1
	3,052	2,936
	$3,278	$3,243

Non-current restricted investments: (5)
Marketable debt securities	$27	$35
Other assets	8	16
	$35	$51
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(1)At December 31, 2022, Time deposits and other includes time deposits with an original maturity of more than three months but less than one year, entered into during 2022, of $829, related accrued interest of $9, and warrants expiring in June 2023 related to Maverix of $8, recorded in the Maverix equity method investment balance at December 31, 2021.
(2)Includes $62 related to the Company's ownership interest in MARA at December 31, 2021. During the fourth quarter of 2022, the Company sold its 18.75% ownership interest in MARA, which was accounted for under the measurement alternative. Refer to Note 8 for additional information.
(3)Includes equity interest held in QuestEx Gold & Copper Ltd. (“QuestEx”) at December 31, 2021. During the second quarter of 2022, Skeena Resources Limited ("Skeena") acquired all of the issued and outstanding shares of QuestEx. Concurrently, the Company purchased certain properties acquired by Skeena for total consideration of $20.
(4)In January 2023, Maverix was fully acquired by Triple Flag Precious Metals Corporation ("Triple Flag"). The Company's ownership interest in the newly combined company will be accounted for as a marketable equity security. Refer to "Maverix Metals, Inc." below for further information.
(5)Non-current restricted investments are legally pledged for purposes of settling reclamation and remediation obligations and are included in Other non-current assets. For further information regarding these amounts, refer to Note 5.